Seward & Kissel LLP
                               1200 G Street, N.W.
                                    Suite 350
                             Washington, D.C. 20005
                             (202) 737-8833 (phone)
                              (202) 737-5184 (fax)


                                                    September 4, 2007

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

    Re:    AllianceBernstein Corporate Shares
           (File Nos. 333-112207 and 811-21497)
           ------------------------------------

Ladies and Gentlemen:

     On behalf of AllianceBernstein Corporate Shares (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus of the Fund that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on August 30, 2007.

     Please call me at the above-referenced number if you have any questions regarding the attached.

                                                    Sincerely,


                                                    /s/ B. Kyle Park
                                                    ----------------
                                                        B. Kyle Park




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